Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Singapore	$(378,777)	$(203,411)	$(3,942,542)
Malaysia	(673,036)	-	-
Foreign	(16,590,349)	(8,231,370)	(21,086,152)
Total loss (income) before income taxes	$(17,642,162)	$(8,434,781)	$(25,028,694)

Schedule of provision for income taxes

The provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Current	$-	$-	$27,439
Deferred	(4,379)	-	(48,228)
Provision (benefit) for income taxes	$(4,379)	$-	$(20,789)

Schedule of effective income tax rate

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Singapore statutory income tax rate	17.0%	17.0%	17.0%
Tax rate difference outside Singapore (1)	1.7%	(16.6)%	(14.2)%
Taxable income below exemption threshold	0.0%	0.0%	0.0%
Change in valuation allowance	(1.0)%	(0.4)%	(1.9)%
Others (2)	(17.7)%	0.0%	(0.8)%
Effective tax rate	0.0%	0.0%	0.1%

(2)	Others mainly consisted of impairment loss of $14,755,560 on intangible assets from the Company’s subsidiary CK Health, which is non-deductible under local tax law.

Schedule of deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	December 31, 2024	December 31, 2023

Deferred Tax Assets
Valuation allowance for credit losses	$411	$426
Net operating loss carry forwards	675,460	544,385
Lease liabilities	32,849	20,574
Less: valuation allowance*	(676,318)	(545,099)
Total deferred tax assets, net	$32,402	$20,286

Deferred Tax Liabilities
Right of use assets	$(32,402)	$(20,286)
Amortization of intangible assets	(76,700)	-
Total deferred tax liabilities	(109,102)	(20,286)
Deferred tax assets/(liabilities), net	$(76,700)	$-

*	The valuation allowance on all deferred tax assets increased by $131,219 from December 31, 2023 to December 31, 2024.

Schedule of taxes payable	Taxes payable consist of the following:
	December 31, 2024	December 31, 2023

GST taxes payable	$260,243	$192,956
Income taxes payable	2,801	15,699
Totals	$263,044	$208,655